Income Tax - Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 269,319
Deferred	(159,518)
State
Current	147
Change in valuation allowance	292,390
Income tax provision	402,338
Valuation allowance	328,378	$ 35,988
Operating loss carryforwards	$ 0